Disposals (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Disposals Including Business Closures

		2020	2019	2018
All figures in £ millions	Notes	Total	Total	Total
Disposal of subsidiaries and associates
Property, plant and equipment		—	—	(17)
Intangible assets		—	(101)	(17)
Investments in joint ventures and associates		(418)	—	(3)
Intangible assets – pre-publication		—	(238)	(8)
Inventories		—	(64)	(1)
Trade and other receivables		—	(70)	(30)
Cash and cash equivalents (excluding overdrafts)		—	(104)	(119)
Net deferred income tax assets/(liabilities)		—	(100)	16
Trade and other liabilities		—	520	172
Provisions for other liabilities and charges		—	—	1
Cumulative currency translation adjustment	29	70	(4)	4

Net assets disposed		(348)	(161)	(2)
Cash received		531	20	243
Deferred proceeds		—	180	2
Fair value of financial asset acquired		—	—	3
Costs of disposals		1	(23)	(16)

Gain on disposal		184	16	230

All figures in £ millions	2020	2019	2018
Cash flow from disposals
Proceeds – current year disposals	531	20	243
Proceeds – prior year disposals	105	—	—
Cash and cash equivalents disposed	—	(104)	(119)
Costs and other disposal liabilities paid	(5)	(17)	(23)

Net cash inflow/(outflow)	631	(101)	101

Analysed as:
Cash inflow/(outflow) from sale of subsidiaries	100	(101)	83
Cash inflow from sale of joint ventures and associates	531	—	18